INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of inventories

	As at December 31
(In millions of dollars)	2025	2024

Wireless devices and accessories	446	538
Other finished goods and merchandise	104	103

Total inventories	550	641